Share Capital - Summary of Changes in Stock Option (Details)	6 Months Ended	12 Months Ended
	Oct. 31, 2024 shares $ / shares	Apr. 30, 2024 shares $ / shares	Apr. 30, 2023 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of options, Outstanding, Beginning balance | shares	1,521,367	1,891,128
Number of options, Granted | shares	799,767	300,000
Number of option, Expired | shares	(25,249)	(564,195)
Number of options, Forfeited | shares	(13,419)	(105,566)
Number of options, Outstanding | shares	2,282,466	1,521,367	1,891,128
Number of options, Unvested | shares	(919,686)
Number of options, Exercisable | shares	1,362,780
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 5.9	$ 7.4
Weighted average exercise price, Granted | $ / shares	1.2	1.25
Weighted average exercise price, Expired | $ / shares	14.75	7.15
Weighted average exercise price, Forfeited | $ / shares	1.45	4.15
Weighted average exercise price outstanding, Ending balance | $ / shares	5.05	$ 5.9	$ 7.4
Weighted average exercise price, Unvested | $ / shares	1.36
Weighted average exercise price, Exercisable | $ / shares	$ 7.54
Weighted average life remaining (years)	5 years 3 months 25 days	4 years 3 months 10 days	3 years 4 months 20 days
Weighted average life remaining (years), Unvested	9 years 10 days
Weighted average life remaining (years), Exercisable	2 years 9 months 25 days